INCOME TAXES - Difference Between Provision for Income Taxes and U.S. Federal Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal tax at statutory rate	21.00%	21.00%	21.00%
Income not subject to tax at statutory rate	4.77%	4.15%	(212.63%)
State and local taxes	(0.22%)	(0.45%)	7.44%
Foreign taxes	0.00%	0.06%	1.67%
Other	(4.43%)	0.06%	10.99%
Change in valuation allowance	(17.75%)	(22.13%)	614.62%
Provision for income taxes	3.37%	2.69%	443.09%